Earnings per Share - Computation of Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Earnings Per Share Basic And Diluted [Line Items]
Net income from continuing operations	$ 12,952	$ 1,832	$ 20,779	$ 12,807	$ 5,782
Preferred share dividend				(22,127)
Undistributed earnings attributed to preferred shareholders		(1,825)	(19,060)		(5,779)
Net income (loss) from continuing operations, attributable to ordinary shareholders	12,952	7	1,719	(9,320)	3
Net income (loss) from discontinued operations	(112)	(1,725)	(4,117)	(7,181)	386
Undistributed earnings attributed to preferred shareholders					(386)
Net loss from discontinued operations, attributable to ordinary shareholders	(112)	(1,725)	(4,117)	(7,181)
Net income	12,840	107	16,662	5,626	6,168
Preferred share dividend				(22,127)
Undistributed earnings attributed to preferred shareholders		$ (107)	(15,284)		(6,165)
Net income (loss) attributable to ordinary shareholders	$ 12,840		$ 1,378	$ (16,501)	$ 3
Weighted average ordinary shares outstanding	24,654,415	65,673	1,503,296	31,875	8,402
Weighted average number of shares used in diluted per share calculation for net income	25,640,089	65,673	1,967,926	31,875	18,422
Weighted average number of shares used in diluted per share calculation for net income from continuing operations	24,654,415	65,673	1,503,296	31,875	8,402
Continuing operations:
Basic	$ 0.53	$ 0.11	$ 1.14	$ (292.39)	$ 0.36
Diluted	0.51	0.03	0.87	(292.39)	0.16
Discontinued operations:
Basic	0.00	(26.27)	(2.74)	(225.29)
Diluted	0.00	(26.27)	(2.74)	(225.29)
Total:
Net income per share attributable to ordinary shareholders, Basic	0.52	0.00	0.92	(517.68)	0.36
Net income per share attributable to ordinary shareholders, Diluted	$ 0.50	$ 0.00	$ 0.70	$ (517.68)	$ 0.16
Employee Stock Option
Earnings Per Share Basic And Diluted [Line Items]
Dilutive effect of restricted shares	935,200		306,871
Restricted Stock
Earnings Per Share Basic And Diluted [Line Items]
Dilutive effect of restricted shares	50,474		157,759		10,020
Continuing Operations
Earnings Per Share Basic And Diluted [Line Items]
Weighted average ordinary shares outstanding	24,654,415	65,673	1,503,296	31,875	8,402
Weighted average number of shares used in diluted per share calculation for net income	25,640,089	249,889	1,967,926	31,875	18,422
Weighted average number of shares used in diluted per share calculation for net income from continuing operations	24,654,415	65,673	1,503,296	31,875	8,402
Continuing Operations | Employee Stock Option
Earnings Per Share Basic And Diluted [Line Items]
Dilutive effect of restricted shares	935,200	154,624	306,871
Continuing Operations | Restricted Stock
Earnings Per Share Basic And Diluted [Line Items]
Dilutive effect of restricted shares	50,474	29,592	157,759		10,020
Discontinued Operations [Member]
Earnings Per Share Basic And Diluted [Line Items]
Weighted average ordinary shares outstanding	24,654,415	65,673	1,503,296	31,875	8,402
Weighted average number of shares used in diluted per share calculation for net income			1,503,296	31,875	18,422
Weighted average number of shares used in diluted per share calculation for net income from continuing operations	24,654,415	65,673	1,503,296	31,875	8,402
Discontinued Operations [Member] | Restricted Stock
Earnings Per Share Basic And Diluted [Line Items]
Dilutive effect of restricted shares					10,020,000